CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Narrative) - Youlife International Holdings Inc [Member] - CNY (¥)	Oct. 15, 2024	Dec. 31, 2023
Number of registered capital statutory surplus reserve percentage		50.00%
Cash consideration	¥ 25,363
Minimum [Member]
Number of registered capital statutory surplus reserve percentage		10.00%
Maximum [Member]
Number of registered capital statutory surplus reserve percentage		25.00%